Nature of Business and Financial Statement Presentation (Stock Based Compensation) (Details) (2013 Omnibus Incentive Plan [Member])	Dec. 31, 2013
2013 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	15,000,000